Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information
Note 11 — Segment Information
The Company reports segment information based on a “management” approach to reflect the operating segments for which the Company’s Chief Executive Officer, as the Chief Operating Decision Maker (“CODM”), makes decisions and assesses performance. The Company has two operating and reporting segments: Launch Services and Space Products.
Launch Services
segment provides rapid, global, and affordable launch services to satellite operators and governments.
Space Products
consist of designing and providing space products based on the customers’ needs for a successful satellite launch.
All intercompany revenues and expenses are eliminated in the consolidated financial statements.
The following table shows revenue by reporting segment for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
in thousands	2024	2023
Revenues:
Launch services	$—	$—
Space products	285	—

Total revenues:	$285	$—

Cost of revenues:
Launch services	$—	$—
Space products	128	—

Total cost of revenues:	$128	$—

Gross profit:
Launch services	$—	$—
Space products	157	—

Total gross profit:	$157	$—

The Company evaluates the performance of its reporting segments based on segment gross profit. Segment gross profit is segment revenue less segment cost of revenue. Unallocated expenses include operating expenses related to research and development, selling and marketing and general and administrative expenses as they are not considered when management evaluates segment performance.

The following table reconciles segment gross profit to loss before income taxes for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31,
in thousands	2024	2023
Gross profit	$157	$—
Research and development	12,641	31,082
Selling and marketing	865	2,484
General and administrative	11,036	15,682
Gain on change in fair value of contingent consideration	—	(2,765)
Interest income	(5)	(1,330)
Other income, net	(232)	(260)
Gain on change in fair value of Convertible Notes	(47,270)	—
Gain on change in fair value of warrants	(15,007)	—

Income (loss) before taxes	$38,129	$(44,893)

The Company does not evaluate performance or allocate resources based on reporting segment’s total assets or operating expenses, and therefore such information is not presented.
All of the Company’s long-lived assets are located in the United States. The Company is subject to International Traffic in Arms Regulations (“ITAR”) and generates all of its revenue in the United States.

Note 13 — Segment Information
The Company reports segment information based on a “management” approach to reflect the operating segments for which the Company’s Chief Executive Officer, as the Chief Operating Decision Maker (“CODM”), makes decisions and assesses performance. The Company has two operating and reporting segments: Launch Services and Space Products.
Launch Services
segment aims to provide rapid, global, and affordable launch services to satellite operators and governments.
Space Products
segment consists of designing and providing space products based on the customers’ needs for a successful satellite launch.
All intercompany revenues and expenses are eliminated in the consolidated financial statements.

The following table shows revenue by reportable segment for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
in thousands	2023	2022
Revenues:
Launch services	$—	$5,899
Space products	3,874	3,471

Total revenues:	$3,874	$9,370

Cost of revenues:
Launch services	$—	$28,193
Space products	1,812	1,337

Total cost of revenues:	$1,812	$29,530

Gross profit (loss):
Launch services	$—	$(22,294)
Space products	2,062	2,134

Total gross profit (loss):	$2,062	$(20,160)

The Company evaluates the performance of its reportable segments based on segment gross profit. Segment gross profit is segment revenue less segment cost of revenue. Unallocated expenses include operating expenses related to research and development, selling and marketing and general and administrative expenses as they are not considered when management evaluates segment performance.
The following table reconciles segment gross profit to loss before provision for income taxes for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
in thousands	2023	2022
Gross profit (loss)	$2,062	$(20,160)
Research and development	95,408	140,666
Selling and marketing	5,607	17,401
General and administrative	46,422	85,285
Impairment expense	—	76,889
Goodwill impairment	—	58,251
Gain on change in fair value of contingent consideration	(23,900)	20,200
Interest income	(1,962)	(1,748)
Interest expense	3,619	—
Other expense (income), net	(2,118)	(5,666)
Loss on change in fair value of Convertible Notes	21,960	—
Loss on change in fair value of warrants	6,529	—
Loss on extinguishment of convertible notes	28,873	—
Loss on extinguishment of convertible notes attributable to related parties	—	—

Loss before taxes	$(178,376)	$(411,438)

The Company does not evaluate performance or allocate resources based on reporting segment’s total assets or operating expenses, and therefore this information is not presented.

All of the Company’s long-lived assets are located in the U.S. The Company is subject
to International Traffic in Arms Regulations (“ITAR”) and generates all of its revenue in the U.S.
For the years ended December 31, 2023 and 2022, the following customers accounted for greater than 10% of the Company’s total revenues pertaining to its Space Products and Launch Services revenues:

	For the Year Ended December 31,
	2023		2022
	Space Products	Launch Services	Space Products	Launch Services
Customer 1	50%	—	—	—
Customer 2	50%	—	—	—
Customer 3	—	—	59%	—
Customer 4	—	—	—	37%
The Company did not generate revenue in its Launch Services for the year ended December 31, 2023.